FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans, financing and debentures	R$ 60,780,290	R$ 59,106,522
Derivative financial liabilities	657,514
Marketable securities	(6,352,895)	(12,605,747)
Cash and Cash Equivalents	(13,046,371)	(10,739,126)	R$ (192,659)	R$ (286,607)
Net debt	42,038,538	35,761,649
Total Shareholders' Equity	112,464,644	111,028,636	R$ 76,416,764	R$ 73,751,294
Total Capital	R$ 154,503,182	R$ 146,790,285
Financial Leverage index	27.00%	24.00%